PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of property, equipment and software

Property, equipment and software consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Electronic equipment	99,345	102,559
Building	491,082	489,929
Leasehold improvement	76,522	96,376
Furniture and office equipment	2,659	4,553
Software	17,002	17,767
Construction in progress	870	786
Total	687,480	711,970
Less: Accumulated depreciation	(135,448)	(178,439)
	552,032	533,531